                     PAINEWEBBER PACE SELECT ADVISORS TRUST
            (on behalf of PACE INTERMEDIATE FIXED INCOME INVESTMENTS)

                      PAINEWEBBER MANAGED INVESTMENTS TRUST
             (on behalf of PAINEWEBBER INVESTMENT GRADE INCOME FUND)

                               51 West 52nd Street
                          New York, New York 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE Intermediate Fixed Income Investments ("PACE Intermediate Fixed Income Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber Investment Grade Income Fund ("Investment Grade Income Fund"), a series of PaineWebber Managed Investments Trust ("Managed Investments Trust"), in exchange solely for shares of PACE Intermediate Fixed Income Fund and the assumption by PACE Intermediate Fixed Income Fund of all of Investment Grade Income Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE Intermediate Fixed Income Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

     (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE Intermediate Fixed Income Fund and is incorporated by reference from PACE Trust's Statement of Additional Information filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

     (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE Intermediate Fixed Income Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979;

     (3) The Semi-Annual Report to Shareholders of Investment Grade Income Fund, dated May 31, 2000, which is incorporated by reference from Managed Investments Trust's Form N-30D, SEC File Number 811-04040, filed on August 7, 2000, accession number 0000912057-00-034897; and

     (4) The Annual Report to Shareholders of Investment Grade Income Fund for the fiscal year ended November 30, 1999, which is incorporated by reference from Managed Investments Trust's Form N-30D, SEC File Number 811-04040, filed on February 10, 2000, accession number 0000912057-00-005117.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 11, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 11, 2000.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     The following tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for Investment Grade Income Fund and PACE Intermediate Fixed Income Fund as adjusted giving effect to the Reorganization.

     The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000. The holdings of both Funds have changed significantly since that date, primarily because each Fund's portfolio was realigned by its new sub-adviser after October 10, 2000 to reflect its proprietary investment style and strategies. That realignment was not complete as of November 30, 2000. Other changes in the two Funds' holdings are due to normal portfolio turnover in response to changes in market conditions.

     If Investment Grade Income Fund's shareholders approve the Reorganization, any of its holdings that are not compatible with PACE Intermediate Fixed Income Fund's holdings will be sold in an orderly manner and the proceeds of these sales held in temporary investments pending reinvestment in assets that are consistent with the holdings of PACE Intermediate Fixed Income Fund. As of November 30, 2000, these assets represented less than 5% of Investment Grade Income Fund's portfolio and, to the extent they were held by Investment Grade Income Fund on July 31, 2000, are marked on the PRO FORMA Portfolio of Investments.

     The portion of Investment Grade Income Fund's assets that will be sold in connection with the Reorganization will depend on market conditions and on the sub-adviser's continuing assessment of the compatibility of Investment Grade Income Fund's holdings with PACE Intermediate Fixed Income Fund's portfolio composition and its investment objective and policies at the approximate time of the Reorganization. The need for Investment Grade Income Fund to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and could result in its realizing gains (or losses) that would not otherwise have been realized.

PACE INTERMEDIATE FIXED INCOME INVESTMENTS
PAINEWEBBER INVESTMENT GRADE INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                            PACE INTERMEDIATE
                                                                              FIXED INCOME                 PW INVESTMENT GRADE
                                                                               INVESTMENTS                     INCOME FUND
                                                                        ---------------------------   ------------------------------
ASSETS
Investments in securities, at value (cost - $134,552,671, $272,892,590,
  and $407,445,261, respectively)                                          $           131,946,358       $              256,680,628
Investment of cash collateral for securities loaned
 (cost - $33,624,373, $12,911,250 and $46,535,623, respectively)                        33,624,373                       12,911,250
Cash                                                                                           731                              987
Receivable for investments sold                                                                110                                -
Receivable for shares of beneficial interest sold                                          107,910                           27,306
Dividends and interest receivable                                                        2,179,984                        4,424,379
Deferred organizational expenses                                                             1,025                                -
Other assets                                                                                32,366                           26,604
                                                                        ---------------------------   ------------------------------

Total assets                                                                           167,892,857                      274,071,154
                                                                        ---------------------------   ------------------------------

LIABILITIES
Payable for cash collateral for securities loaned                                       33,624,373                       12,911,250
Payable for investments purchased                                                                -                       28,283,080
Payable for shares of beneficial interest repurchased                                       34,364                          447,853
Payable to affiliates                                                                       69,710                          103,132
Accrued expenses and other liabilities                                                      62,051                          472,660
                                                                        ---------------------------   ------------------------------

Total liabilities                                                                       33,790,498                       42,217,975
                                                                        ---------------------------   ------------------------------

NET ASSETS

Beneficial interest shares of $0.001 par value
  outstanding - 11,347,462, 24,010,777 and 30,966,394, respectively                    138,976,270                      273,707,523
Accumulated undistributed (distributions in excess of) net investment
  income (loss)                                                                            642,137                         (322,981)
Accumulated net realized losses from investment transactions                            (2,909,735)                     (25,319,405)
Net unrealized depreciation of investments                                              (2,606,313)                     (16,211,958)
                                                                        ---------------------------   ------------------------------
Net assets applicable to shares outstanding                                $           134,102,359       $              231,853,179
                                                                        ===========================   ==============================

  CLASS P:

Net assets                                                                 $           134,102,359       $                       -
                                                                        ---------------------------   ------------------------------
Shares outstanding                                                                      11,347,462                               -
                                                                        ---------------------------   ------------------------------
Net asset value and offering price per share                               $                 11.82       $                       -
                                                                        ===========================   ==============================


  CLASS A:

Net assets                                                                 $                    -        $             185,821,997
                                                                        ---------------------------   ------------------------------
Shares outstanding                                                                              -                       19,243,570
                                                                        ---------------------------   ------------------------------
Net asset and redemption value per share                                   $                    -        $                    9.66
                                                                        ===========================   ==============================
Maximum offering price per share (net asset value plus sales charge        $                    -        $                   10.06
  of 4% of offering price)                                              ===========================   ==============================

  CLASS B:

Net assets                                                                 $                    -        $              18,712,729
                                                                        ---------------------------   ------------------------------
Shares outstanding                                                                              -                        1,938,265
                                                                        ---------------------------   ------------------------------
Net asset value and offering price per share                               $                    -        $                    9.65
                                                                        ===========================   ==============================

  CLASS C:

Net assets                                                                 $                    -        $              23,915,200
                                                                        ---------------------------   ------------------------------
Shares outstanding                                                                              -                        2,476,680
                                                                        ---------------------------   ------------------------------
Net asset value and offering price per share                               $                    -        $                    9.66
                                                                        ===========================   ==============================

  CLASS Y:

Net assets                                                                 $                    -        $               3,403,249
                                                                        ---------------------------   ------------------------------
Shares outstanding                                                                              -                          352,262
                                                                        ---------------------------   ------------------------------
Net asset value and offering price per share                               $                    -        $                    9.66
                                                                        ===========================   ==============================


                                                                                                           PRO FORMA
                                                                                                            COMBINED
                                                                                                       PACE INTERMEDIATE
                                                                                                         FIXED INCOME
                                                                              ADJUSTMENTS                 INVESTMENTS
                                                                        ------------------------   --------------------------
ASSETS
Investments in securities, at value (cost - $134,552,671, $272,892,590,
  and $407,445,261, respectively)                                          $                  -       $          388,626,986
Investment of cash collateral for securities loaned
 (cost - $33,624,373, $12,911,250 and $46,535,623, respectively)                              -                   46,535,623
Cash                                                                                          -                        1,718
Receivable for investments sold                                                               -                          110
Receivable for shares of beneficial interest sold                                             -                      135,216
Dividends and interest receivable                                                             -                    6,604,363
Deferred organizational expenses                                                              -                        1,025
Other assets                                                                                  -                       58,970
                                                                        ------------------------   --------------------------

Total assets                                                                                  -                  441,964,011
                                                                        ------------------------   --------------------------

LIABILITIES
Payable for cash collateral for securities loaned                                             -                   46,535,623
Payable for investments purchased                                                             -                   28,283,080
Payable for shares of beneficial interest repurchased                                         -                      482,217
Payable to affiliates                                                                         -                      172,842
Accrued expenses and other liabilities                                                        -                      534,711
                                                                        ------------------------   --------------------------

Total liabilities                                                                             -                   76,008,473
                                                                        ------------------------   --------------------------

NET ASSETS

Common Stock/Beneficial interest shares of $0.001 par value
  outstanding - 11,347,462, 24,010,777 and 30,966,394, respectively                           -                  412,683,793
Accumulated undistributed (distributions in excess of) net investment
  income (loss)                                                                               -                      319,156
Accumulated net realized losses from investment transactions                                  -                  (28,229,140)
Net unrealized depreciation of investments                                                                       (18,818,271)
                                                                        ------------------------   --------------------------
Net assets applicable to shares outstanding                               $                   -       $           365,955,538
                                                                        ========================   ==========================

  CLASS P:

Net assets                                                                $                   -       $           134,102,359
                                                                        ------------------------   --------------------------
Shares outstanding                                                                            -                  11,347,462
                                                                        ------------------------   --------------------------
Net asset value and offering price per share                              $                   -      $                11.82
                                                                        ========================   ==========================


  CLASS A:

Net assets                                                                 $                  -       $         185,821,997
                                                                        ------------------------   --------------------------
Shares outstanding                                                                   (3,519,700)                 15,723,870
                                                                        ------------------------   --------------------------
Net asset and redemption value per share                                   $                  -       $               11.82
                                                                        ------------------------   --------------------------
Maximum offering price per share (net asset value plus sales charge        $                  -       $               12.31
  of 4% of offering price)                                              ========================   ==========================

  CLASS B:

Net assets                                                                 $                  -      $           18,712,729
                                                                        ------------------------   --------------------------
Shares outstanding                                                                     (354,833)                  1,583,432
                                                                        ------------------------   --------------------------
Net asset value and offering price per share                               $                  -       $               11.82
                                                                        ========================   ==========================

  CLASS C:

Net assets                                                                 $                  -       $          23,915,200
                                                                        ------------------------   --------------------------
Shares outstanding                                                                     (453,026)                  2,023,654
                                                                        ------------------------   --------------------------
Net asset value and offering price per share                               $                  -       $               11.82
                                                                        ========================   ==========================

  CLASS Y:

Net assets                                                                 $                  -       $           3,403,249
                                                                        ------------------------   --------------------------
Shares outstanding                                                                      (64,286)                    287,976
                                                                        ------------------------   --------------------------
Net asset value and offering price per share                               $                  -       $               11.82
                                                                        ========================   ==========================

                See accompanying notes to pro forma financial statements

PACE INTERMEDIATE FIXED INCOME INVESTMENTS
PAINEWEBBER INVESTMENT GRADE INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)



                                                                                             PACE
                                                                                         INTERMEDIATE          PW INVESTMENT
                                                                                         FIXED INCOME          GRADE INCOME
                                                                                          INVESTMENTS              FUND
                                                                                      -------------------  ---------------------
 INVESTMENT INCOME:
   Interest                                                                                  $ 9,289,251           $ 19,824,878
   Dividends                                                                                           -                632,052
                                                                                      -------------------  ---------------------
                                                                                               9,289,251             20,456,930
                                                                                      -------------------  ---------------------

 EXPENSES:
   Investment advisory and administration                                                        828,218              1,265,852
   Shareholder distribution and servicing fees                                                         -                940,309
   Legal and audit                                                                                47,894                 73,200
   Transfer agency and service                                                                    44,344                216,599
   Trustees' fees                                                                                 26,250                 13,500
   Reports and notices to shareholders                                                            22,325                 55,632
   Amortization of organizational expenses                                                        19,032                      -
   Federal and state registration fees                                                            17,274                 36,157
   Custody and accounting                                                                         84,658                126,586
   Other expenses                                                                                  2,438                 35,390
                                                                                      -------------------  ---------------------
                                                                                               1,092,433              2,763,225
   Less: fee waivers and reimbursements from investment adviser                                  (13,758)                (4,636)
                                                                                      -------------------  ---------------------
   Net expenses                                                                                1,078,675              2,758,589
                                                                                      -------------------  ---------------------
   Net investment income                                                                       8,210,576             17,698,341
                                                                                      -------------------  ---------------------

 REALIZED AND UNREALIZED LOSSES FROM INVESTMENT TRANSACTIONS:
   Net realized losses from investment transactions                                           (2,315,802)            (5,417,167)
   Net change in unrealized appreciation (depreciation) of investments                           387,836            (18,856,578)
                                                                                      -------------------  ---------------------
 Net realized and unrealized losses from investment activities                                (1,927,966)           (24,273,745)
                                                                                      -------------------  ---------------------
 Net increase (decrease) in net assets resulting from operations                             $ 6,282,610           $ (6,575,404)
                                                                                      ===================  =====================

                                                                                                                   PRO FORMA
                                                                                                                 COMBINED PACE
                                                                                                                  INTERMEDIATE
                                                                                                                  FIXED INCOME
                                                                                          ADJUSTMENTS             INVESTMENTS
                                                                                      --------------------     ------------------
 INVESTMENT INCOME:
   Interest                                                                                   $         -         $   29,114,129
   Dividends                                                                                            -                632,052
                                                                                      --------------------     ------------------
                                                                                                        -             29,746,181
                                                                                      --------------------     ------------------

 EXPENSES:
   Investment advisory and administration                                                         253,170  (a)         2,347,240
   Shareholder distribution and servicing fees                                                          -                940,309
   Legal and audit                                                                                (73,200) (b)            47,894
   Transfer agency and service                                                                          -                260,943
   Trustees' fees                                                                                 (13,500) (b)            26,250
   Reports and notices to shareholders                                                            (44,506) (b)            33,451
   Amortization of organizational expenses                                                              -                 19,032
   Federal and state registration fees                                                            (28,926) (b)            24,505
   Custody and accounting                                                                               -                211,244
   Other expenses                                                                                       -                 37,828
                                                                                      --------------------     ------------------
                                                                                                   93,039              3,948,697
   Less: fee waivers and reimbursements from investment adviser                                  (234,724) (c)          (253,118)
                                                                                      --------------------     ------------------
   Net expenses                                                                                  (141,685)             3,695,579
                                                                                      --------------------     ------------------
   Net investment income                                                                          141,685             26,050,602
                                                                                      --------------------     ------------------

 REALIZED AND UNREALIZED LOSSES FROM INVESTMENT TRANSACTIONS:
   Net realized losses from investment transactions                                                     -             (7,732,969)
   Net change in unrealized appreciation (depreciation) of investments                                  -            (18,468,742)
                                                                                      --------------------     ------------------
 Net realized and unrealized losses from investment activities                                          -            (26,201,711)
                                                                                      --------------------     ------------------
 Net increase (decrease) in net assets resulting from operations                                $ 141,685         $   (151,109)
                                                                                      ====================     ==================

--------------
(a) Reflects increase in fees resulting from higher fee schedule, before waivers, of PACE Intermediate Fixed Income Investments.
(b) Reflects the anticipated savings of the merger.
(c) Reflects decrease in fees resulting from lower fee schedule, net of waivers, of PACE Intermediate Fixed Income Investments.

             See accompanying notes to pro forma financial statements

 PACE INTERMEDIATE FIXED INCOME INVESTMENTS
 PAINEWEBBER INVESTMENT GRADE INCOME FUND
 PRO FORMA PORTFOLIO OF INVESTMENTS
 FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)


  COMBINED                                                                                                    PACE
 PRINCIPAL                                                                                                INTERMEDIATE
   AMOUNT                                                                                                 FIXED INCOME
   (000)                                                             MATURITY DATES      INTEREST RATES   INVESTMENTS
-------------                                                      ---------------------------------------------------
       U.S. GOVERNMENT OBLIGATIONS - 14.97%
$1,000 Federal Home Loan Mortgage Corporation                           03/15/10           7.000%          $         -
 6,100 U.S. Treasury Bonds(1)                                      08/15/13 to 02/15/21  7.875 to 12.000             -
45,710 U.S. Treasury Notes(1)                                      11/30/01 to 02/15/10  4.250 to 7.875     33,975,552
                                                                                                          ------------
       Total U.S. Government Obligations (cost -- $55,098,805)                                              33,975,552
                                                                                                          ------------

       GOVERNMENT NATIONAL MORTGAGE
       ASSOCIATION CERTIFICATES - 1.48%
   854 GNMA                                                        11/15/26 to 12/15/26    7.750               852,493
 3,407 GNMA                                                        06/15/17 to 11/15/17    8.000                     -
    19 GNMA                                                             11/20/01           8.500                18,876
    95 GNMA                                                             01/15/02           9.000                96,140
   142 GNMA                                                        07/15/04 to 09/15/04    9.500               147,400
   830 GNMA ARM                                                    10/20/27 to 11/20/27    6.000               831,833
                                                                                                          ------------
       Total Government National Mortgage                                                                    1,946,742
       Association Certificates (cost--$5,556,406)                                                        ------------

       FEDERAL HOME LOAN MORTGAGE
       CORPORATION CERTIFICATES - 1.22%
    79 FHLMC                                                            06/01/02           8.000                79,281
 4,535 FHLMC TBA                                                          TBA              7.000                     -
                                                                                                          ------------
       Total Federal Home Loan Mortgage                                                                         79,281
       Corporation Certificates (cost--$4,470,104)                                                        ------------

       FEDERAL NATIONAL MORTGAGE
       ASSOCIATION CERTIFICATES - 7.79%
18,500 FNMA                                                             12/31/99           6.000                     -
 1,400 FNMA                                                             09/01/25           7.000             1,355,751
 9,658 FNMA                                                        06/01/10 to 09/01/29    7.500             9,541,329
   544 FNMA                                                             03/01/04           8.000               544,706
    75 FNMA                                                             09/01/07           13.000               84,075
                                                                                                          ------------
       Total Federal National Mortgage                                                                      11,525,861
       Association Certificates (cost--$12,405,434)                                                       ------------

       COLLATERALIZED MORTGAGE OBLIGATIONS - 5.39%
   869 FDIC REMIC Trust Series 1996-C1, Class 1A                        05/25/26           6.750               863,790
   119 FHMLC Series 1497, Class 0                                       10/15/22           7.000               111,898
    67 FHMLC Series 1588, Class TB                                      06/15/23           6.500                65,915
   274 FNMA REMIC Trust 1993-70, Class C                                03/25/18           6.900               272,303
   540 Amresco Residential Securities Mortgage Loan
       Trust Series 1996-3, Class A6                                    11/25/24           7.875               540,443
 1,183 BA Mortgage Securities Inc. Series 1997-2, Class 1A5             10/25/27           7.250             1,150,794
 5,000 CS First Boston Mortgage
       Securities Corporation, Series
       1998-C2, Class A2                                                11/15/08           6.300                     -
   600 CWMBS Inc. Series 1997-10, Class A4                              02/25/28           6.612               591,843
 1,288 DLJ Mortgage Acceptance Corp. Series 1997-CF1, Class A1A         05/15/06           7.400             1,289,524
   855 Drexel Burnham Lambert Series H, Class 4                         04/01/17           8.500               860,970
 1,573 GMAC Commercial Mortgage Security Inc.
       Series 1997-C2, Class A1                                         12/15/04           6.451             1,530,519
 1,265 LB Commercial Conduit Mortgage Trust
       Series 1995-C2, Class A                                          08/25/04           7.220             1,262,572
   169 Norwest Asset Securities Corp. Series 1997-5, Class A2           04/25/12           7.000               168,106
    57 PNC Mortgage Securities Corp. Series 1997-2, Class A             03/25/27           7.250                56,336
    72 Residential Asset Security Mortgage Series 1997 Class A          03/25/27           7.000                71,501
   428 Resolution Trust Corp. Series 1994-C1, Class C                   06/25/26           8.000               426,232
 1,374 Resolution Trust Corp. Series 1995-C2, Class D                   05/25/27           7.000             1,369,516
 1,000 Salomon Brothers Mortgage Securities
       VII Inc. Series 1997-LB6, Class A4                               12/25/27           6.910               989,130
 2,299 Sasco Commercial Mortgage Trust,
       Series 1998-C3A, Class E                                         06/25/01           7.400             2,292,638
   729 Structured Asset Securities Corp.
       Series 1995-C4, Class A2 ARM                                     06/25/26           7.170               729,026
   445 Structured Asset Securities Corp.
       Series 1995-C4, Class D                                          06/25/26           7.000               443,097
                                                                                                          ------------
       Total Collateralized Mortgage                                                                        15,086,153
       Obligations (cost--$18,778,438)                                                                    ------------

       CORPORATE BONDS/NOTES - 61.64%

       Aerospace - 0.14%
   500 Lockheed Martin Corp.                                            12/01/09           8.200               508,001
                                                                                                          ------------

       Airlines - 2.56%
   171 Continental Airlines Trust Series 1997-4, Class 4C               01/02/09           6.800               162,985
 1,410 Continental Airlines Trust Series 1998-3, Class 2C               11/01/05           7.250             1,348,806
 2,500 Delta Air Lines Incorporated                                     12/15/22           10.375                    -
 4,935 Northwest Airliness Pass Through Trs                             10/01/19           8.072                     -
                                                                                                          ------------
                                                                                                             1,511,791
                                                                                                          ------------
       Automotive - 0.55%
   750 Ford Motor Credit Corp.                                          02/28/02           6.500               740,855
 1,225 Ford Motor Credit MTN                                            12/30/14           9.140             1,281,058
                                                                                                          ------------
                                                                                                             2,021,913
                                                                                                          ------------


                                                                                      PRO FORMA
  COMBINED                                                                           COMBINED PACE
 PRINCIPAL                                                           PW INVESTMENT   INTERMEDIATE
   AMOUNT                                                            GRADE INCOME    FIXED INCOME
   (000)                                                                 FUND        INVESTMENTS
-------------                                                     -------------------------------
       U.S. GOVERNMENT OBLIGATIONS - 14.97%
$1,000 Federal Home Loan Mortgage Corporation
 6,100 U.S. Treasury Bonds(1)                                        $    990,644      $   990,644
45,710 U.S. Treasury Notes(1)                                           7,762,730        7,762,730
                                                                       12,042,317       46,017,869
                                                                  --------------------------------
       Total U.S. Government Obligations (cost -- $55,098,805)         20,795,691       54,771,243
                                                                  --------------------------------
       GOVERNMENT NATIONAL MORTGAGE
       ASSOCIATION CERTIFICATES - 1.48%
   854 GNMA
 3,407 GNMA                                                                     -          852,493
    19 GNMA                                                             3,461,122        3,461,122
    95 GNMA                                                                     -           18,876
   142 GNMA                                                                     -           96,140
   830 GNMA ARM                                                                 -          147,400
                                                                                -          831,833
       Total Government National Mortgage                         --------------------------------
       Association Certificates (cost--$5,556,406)                      3,461,122        5,407,864
                                                                  --------------------------------
       FEDERAL HOME LOAN MORTGAGE
       CORPORATION CERTIFICATES - 1.22%
    79 FHLMC
 4,535 FHLMC TBA                                                                -           79,281
                                                                        4,381,944        4,381,944
       Total Federal Home Loan Mortgage                           --------------------------------
       Corporation Certificates (cost--$4,470,104)                      4,381,944        4,461,225
                                                                  --------------------------------
       FEDERAL NATIONAL MORTGAGE
       ASSOCIATION CERTIFICATES - 7.79%
18,500 FNMA
 1,400 FNMA                                                            16,973,750       16,973,750
 9,658 FNMA                                                                     -        1,355,751
   544 FNMA                                                                     -        9,541,329
    75 FNMA                                                                     -          544,706
                                                                                -           84,075
       Total Federal National Mortgage                            --------------------------------
       Association Certificates (cost--$12,405,434)                    16,973,750       28,499,611
                                                                  --------------------------------
       COLLATERALIZED MORTGAGE OBLIGATIONS - 5.39%
   869 FDIC REMIC Trust Series 1996-C1, Class 1A
   119 FHMLC Series 1497, Class 0                                               -          863,790
    67 FHMLC Series 1588, Class TB                                              -          111,898
   274 FNMA REMIC Trust 1993-70, Class C                                        -           65,915
   540 Amresco Residential Securities Mortgage Loan
       Trust Series 1996-3, Class A6                                            -          272,303
 1,183 BA Mortgage Securities Inc. Series 1997-2, Class 1A5                     -          540,443
 5,000 CS First Boston Mortgage
       Securities Corporation, Series
       1998-C2, Class A2                                                        -        1,150,794
   600 CWMBS Inc. Series 1997-10, Class A4                              4,624,118        4,624,118
 1,288 DLJ Mortgage Acceptance Corp. Series 1997-CF1, Class A1A                 -          591,843
   855 Drexel Burnham Lambert Series H, Class 4                                 -        1,289,524
 1,573 GMAC Commercial Mortgage Security Inc.                                   -          860,970
       Series 1997-C2, Class A1
 1,265 LB Commercial Conduit Mortgage Trust                                     -        1,530,519
       Series 1995-C2, Class A
   169 Norwest Asset Securities Corp. Series 1997-5, Class A2                   -        1,262,572
    57 PNC Mortgage Securities Corp. Series 1997-2, Class A                     -          168,106
    72 Residential Asset Security Mortgage Series 1997 Class A                  -           56,336
   428 Resolution Trust Corp. Series 1994-C1, Class C                           -           71,501
 1,374 Resolution Trust Corp. Series 1995-C2, Class D                           -          426,232
 1,000 Salomon Brothers Mortgage Securities                                     -        1,369,516
       VII Inc. Series 1997-LB6, Class A4
 2,299 Sasco Commercial Mortgage Trust,                                         -          989,130
       Series 1998-C3A, Class E
   729 Structured Asset Securities Corp.                                        -        2,292,638
       Series 1995-C4, Class A2 ARM
   445 Structured Asset Securities Corp.                                        -          729,026
       Series 1995-C4, Class D
                                                                                -          443,097
       Total Collateralized Mortgage                              --------------------------------
       Obligations (cost--$18,778,438)                                  4,624,118       19,710,271
                                                                  --------------------------------
       CORPORATE BONDS/NOTES - 61.64%

       Aerospace - 0.14%

   500 Lockheed Martin Corp.                                                    -          508,001
                                                                  --------------------------------
       Airlines - 2.56%
   171 Continental Airlines Trust Series 1997-4, Class 4C                       -          162,985
 1,410 Continental Airlines Trust Series 1998-3, Class 2C                       -        1,348,806
 2,500 Delta Air Lines Incorporated                                     2,786,633        2,786,633
 4,935 Northwest Airliness Pass Through Trs                             5,060,053        5,060,053
                                                                  --------------------------------
                                                                        7,846,686        9,358,477
                                                                  --------------------------------
       Automotive - 0.55%
   750 Ford Motor Credit Corp.                                                  -          740,855
 1,225 Ford Motor Credit MTN                                                    -        1,281,058
                                                                  --------------------------------
                                                                                -        2,021,913
                                                                  --------------------------------



                                                                                                                         PRO FORMA
  COMBINED                                                                                    PACE                     COMBINED PACE
 PRINCIPAL                                                                                INTERMEDIATE   PW INVESTMENT INTERMEDIATE
   AMOUNT                                                                                 FIXED INCOME   GRADE INCOME  FIXED INCOME
   (000)                                                 MATURITY DATES   INTEREST RATES  INVESTMENTS        FUND      INVESTMENTS
-------------                                            ---------------------------------------------------------------------------
       Auto Parts - 0.78%
 3,000 Lear Corporation                                  05/15/05           7.960                  -      2,863,728     2,863,728
                                                                                          ---------------------------------------
       Banks - 8.45%
   895 ABN Amro Bank NV                                  05/31/05           7.250            888,531              -       888,531
   910 BankBoston NA MTN                                 03/25/08           6.375            839,772              -       839,772
 4,000 Bci Us Funding Trust 1                            12/29/49           8.010                  -      3,655,164     3,655,164
   258 Continental Bank NA                               04/01/01          12.500            266,667              -       266,667
   740 First Bank Systems Inc.                           05/01/05           7.625            742,849              -       742,849
 1,430 First Union Corp.                                 11/01/04           6.950          1,387,642              -     1,387,642
   735 First USA Bank MTN                                12/03/01           6.625            727,687              -       727,687
 3,000 GS Escrow Corporation                             08/01/05           7.125                  -      2,685,669     2,685,669
 3,000 MBNA Corporation                                  12/01/26           8.278                  -      2,483,562     2,483,562
   490 Mellon Bank NA                                    06/01/03           6.750            482,079              -       482,079
 1,125 PNC Bank, NA                                      04/15/05           7.875          1,144,993              -     1,144,993
 7,000 Providian Capital I 144A                          02/01/27           9.525                  -      5,952,989     5,952,989
   900 Security Pacific Corp. MT                         07/01/03           9.800            947,065              -       947,065
 5,000 Southtrust Bank Alabama                           05/15/25           7.690                  -      5,138,515     5,138,515
   500 Sovran Financial Corp.                            06/15/06           9.250            527,298              -       527,298
   600 United States Bancorp MTN                         05/15/04           6.000            569,716              -       569,716
 1,050 Washington Mutual Inc.                            08/15/06           7.500          1,026,664              -     1,026,664
 1,510 Wells Fargo & Co.                                 07/15/04           6.625          1,472,128              -     1,472,128
                                                                                          ----------------------------------------
                                                                                          11,023,091     19,915,899    30,938,990
                                                                                          ----------------------------------------

       Cable - 2.12%
 3,550 CSC Holdings Incorporated                    07/15/09 to 07/15/18  7.625 to 8.125           -      3,373,161     3,373,161
 4,000 TCI Communications Incorporated                   03/31/27           9.650                  -      4,372,904     4,372,904
                                                                                          ----------------------------------------
                                                                                                   -      7,746,065     7,746,065
                                                                                          ----------------------------------------

       Chemicals - 1.93%
   960 Eastman Chemical Co.                              01/15/04           6.375            913,597              -       913,597
 3,000 Equistar Chemicals                                02/15/04           8.500                  -      2,965,068     2,965,068
 1,145 Huntsman ICI Chemicals LLC                        07/01/09           10.125                 -      1,165,037     1,165,037
 2,000 Lyondell Chemical Company                         05/01/07           9.875                  -      2,000,000     2,000,000
                                                                                          ----------------------------------------
                                                                                             913,597      6,130,105     7,043,702
                                                                                          ----------------------------------------

       Communications - Fixed - 0.91%
 3,500 Williams Communications Group                     10/01/09           10.875                 -      3,325,000     3,325,000
                                                                                          ----------------------------------------

       Computer Hardware - 0.27%
 1,000 Sun Microsystems Inc.                             08/15/04           7.350            997,502              -       997,502
                                                                                          ----------------------------------------

       Computer Software & Services - 0.44%
   900 Computer Associates International Inc.            04/15/03           6.250            847,798              -       847,798
   780 Oracle Corp.                                      02/15/04           6.720            765,863              -       765,863
                                                                                          ----------------------------------------
                                                                                           1,613,661              -     1,613,661
                                                                                          ----------------------------------------

       Electric Companies - 0.33%
 1,180 Constellation Energy Group Inc.                   04/01/05           7.875          1,191,860              -     1,191,860
                                                                                          ----------------------------------------

       Energy - 0.28%
 1,090 Noram Energy Corp.                                11/01/03           6.375          1,040,348              -     1,040,348
                                                                                          ----------------------------------------

       Engineering Services - 0.62%
 2,600 Allied Waste Incorporated NA                      08/01/09           10.000                 -      2,262,000     2,262,000
                                                                                          ----------------------------------------

       Financial Services - 6.34%
 1,240 American Express Credit Corp.                     08/10/05           6.250          1,226,562              -     1,226,562
 1,400 Aristar Inc.                                      09/01/04           7.375          1,365,168              -     1,365,168
   625 Associates Corp. NA                               11/01/03           5.750            592,026              -       592,026
 1,400 Bellsouth Capital Funding Corp.                   02/15/30           7.875          1,397,480              -     1,397,480
   870 Beneficial Corp.                                  12/15/04           6.810            849,699              -       849,699
 2,355 CIT Finance                                       03/15/03           7.375                  -      2,341,357     2,341,357
   635 Countrywide Funding Corp. MTN                     09/16/03           7.450            628,605              -       628,605
 1,830 FMR Corp. 144A                                    06/15/29           7.570                  -      1,766,492     1,766,492
   225 GATX Capital Corp.                                11/01/00           6.500            224,362              -       224,362
 2,360 Goldman Sachs Group Incorporated                  08/17/05           7.625                  -      2,358,237     2,358,237
 1,420 Heller Financial Inc. MTN                         07/22/02           6.500          1,395,861              -     1,395,861
 2,000 Household International Netherlands BV            12/01/03           6.200                  -      1,906,892     1,906,892
 4,600 Lehman Brothers Holdings Incorporated             01/15/05           7.750                  -      4,583,063     4,583,063
 3,750 Macsaver Financial Services Incorporated          02/15/02           7.400                  -      1,950,000     1,950,000
   650 Mellon Financial Co.                              11/15/03           5.750            618,970              -       618,970
                                                                                          ----------------------------------------
                                                                                           8,298,733     14,906,041    23,204,774
                                                                                          ----------------------------------------

                                                                                                                         PRO FORMA
  COMBINED                                                                                    PACE                     COMBINED PACE
 PRINCIPAL                                                                                INTERMEDIATE   PW INVESTMENT INTERMEDIATE
   AMOUNT                                                                                 FIXED INCOME   GRADE INCOME  FIXED INCOME
   (000)                                                 MATURITY DATES   INTEREST RATES  INVESTMENTS        FUND      INVESTMENTS
-------------                                            ---------------------------------------------------------------------------
      Forest Products - 0.81%
  980 Abitibi Consolidated Incorporated                  08/01/05           8.300                  -        981,921          981,921
2,000 Tembec Industries Incorporated                     06/30/09           8.625                  -      1,975,000        1,975,000
                                                                                          ------------------------------------------
                                                                                                   -      2,956,921        2,956,921
                                                                                          ------------------------------------------

      Healthcare - 1.55%
3,000 Columbia/HCA Healthcare Corporation                03/30/04           7.150                  -      2,853,897        2,853,897
3,000 Tenet Healthcare Corporation                       12/01/08           8.125                  -      2,827,500        2,827,500
                                                                                          ------------------------------------------
                                                                                                   -      5,681,397        5,681,397
                                                                                          ------------------------------------------

      Hotels/Gaming - 2.49%
3,000 HMH Properties Incorporated                        12/01/08           8.450                  -      2,820,000        2,820,000
2,000 Isle of Capri Casinos Incorporated                 04/15/09           8.750                  -      1,820,000        1,820,000
4,500 MGM Grand Incorporated                        02/01/05 to 06/01/07  6.950 to 9.750           -      4,463,244        4,463,244
                                                                                          ------------------------------------------
                                                                                                   -      9,103,244        9,103,244
                                                                                          ------------------------------------------

      Hotels & Lodging - 0.26%
1,000 Marriott International Inc.                        11/15/03           6.625            962,583              -          962,583
                                                                                          ------------------------------------------

      Information & Computer Services - 0.46%
1,400 Comdisco Inc.                                      04/30/02           5.950          1,333,476              -        1,333,476
  371 First Data Corp.                                   04/01/03           6.625            362,540              -          362,540
                                                                                          ------------------------------------------
                                                                                           1,696,016              -        1,696,016
                                                                                          ------------------------------------------

      Insurance - 4.07%
  700 Ace Ina Holding Inc.                               08/15/06           8.300            707,298              -          707,298
  955 Aetna Services Inc.                                08/15/06           7.125            910,584              -          910,584
  910 CNA Financial Corp.                                04/15/05           6.500            829,762              -          829,762
1,010 Conseco Inc. MTN                                   06/15/01           6.400            848,400              -          848,400
4,500 Lumbermans Mutual Casualty Company 144A            07/01/26           9.150                  -      3,974,368        3,974,368
3,000 Markel Capital Trust                               01/01/46           8.710                  -      2,431,938        2,431,938
3,300 Principal Financial Group 144A                     08/15/09           8.200                  -      3,264,159        3,264,159
2,000 Zurich Capital Trust 144A                          06/01/37           8.376                  -      1,921,138        1,921,138
                                                                                          ------------------------------------------
                                                                                           3,296,044     11,591,603       14,887,647
                                                                                          ------------------------------------------

      Leisure - 0.35%
  965 Carnival Corp.                                     04/15/08           6.150            846,669              -          846,669
  430 Time Warner Entertainment Co. LP                   09/01/08           7.250            416,857              -          416,857
                                                                                          ------------------------------------------
                                                                                           1,263,526              -        1,263,526
                                                                                          ------------------------------------------

      Media - 2.84%
2,000 Liberty Media Corporation                          07/15/09           7.875                    -      1,942,182      1,942,182
8,700 News America Holdings Incorporated            10/15/12 to 10/17/96  7.900 to 10.125            -      8,452,737      8,452,737
                                                                                          ------------------------------------------
                                                                                                     -     10,394,919     10,394,919
                                                                                          ------------------------------------------

      Metals & Mining - 0.06%
  200 BHP Finance USA LTD                                12/01/02           7.875              199,928              -        199,928
                                                                                          ------------------------------------------

      Motor Vehicles - 0.77%
3,000 Ford Motor Company                                 07/16/31           7.450                    -      2,833,740      2,833,740
                                                                                          ------------------------------------------

      Office Equipment - 0.27%
1,100 Xerox Corp. MTN                                    12/15/03           5.250              979,239              -        979,239
                                                                                          ------------------------------------------

      Oil Refining, Distribution - 1.41%
2,150 Chesapeake Energy                                  05/01/05           9.625                    -      2,101,625      2,101,625
3,000 Valero Energy Corporation                          06/15/05           8.375                    -      3,050,727      3,050,727
                                                                                          ------------------------------------------
                                                                                                     -      5,152,352      5,152,352
                                                                                          ------------------------------------------

      Railroads - 0.13%
  297 Consolidated Rail Corp.                            04/01/05           7.070              292,821              -        292,821
  165 CSX Transportation Inc.                            03/01/06           8.410              171,054              -        171,054
                                                                                          ------------------------------------------
                                                                                               463,875              -        463,875
                                                                                          ------------------------------------------

      Real Estate - 0.35%
1,245 EOP Operating LP                                   03/15/06           8.375                    -      1,260,952      1,260,952
                                                                                          ------------------------------------------

      Real Estate Investment Trusts - 2.65%
  760 Archstone Communities Trust MTN                    10/13/00           6.170              758,237              -        758,237
1,200 Bradley Operating Limited Partnership              03/15/06           8.875            1,145,453              -      1,145,453
1,150 Corporate Property Investment Trust           04/01/03 to 08/15/04  7.050 to 7.750     1,124,922              -      1,124,922
  410 Health Care Property Investments Inc.              02/15/06           6.500              358,365              -        358,365
1,645 Kimco Realty Corp.                            10/01/03 to 11/14/05  6.500 to 6.830     1,576,587              -      1,576,587
1,000 Nationwide Health Property Inc.                    09/18/01           7.000              983,366              -        983,366
  950 New Plan Realty Trust Corp.                        04/06/05           7.750              946,994              -        946,994

                                                                                                                         PRO FORMA
  COMBINED                                                                                    PACE                     COMBINED PACE
 PRINCIPAL                                                                                INTERMEDIATE   PW INVESTMENT INTERMEDIATE
   AMOUNT                                                                                 FIXED INCOME   GRADE INCOME  FIXED INCOME
   (000)                                                 MATURITY DATES   INTEREST RATES  INVESTMENTS        FUND      INVESTMENTS
-------------                                            ---------------------------------------------------------------------------
1,355 Prologis Trust                                     07/15/06           7.050            1,273,890              -      1,273,890
  400 Rouse Co.                                          01/15/03           8.500              405,366              -        405,366
1,125 Summit Properties Partnership LP                   10/05/00           6.710            1,122,592              -      1,122,592
                                                                                          ------------------------------------------
                                                                                             9,695,772              -      9,695,772
                                                                                          ------------------------------------------

      Retail - 3.08%
1,370 Dayton Hudson Corp.                                03/01/06           9.250            1,370,491              -      1,370,491
  885 JC Penney Inc.                                     04/01/07           7.600              774,197              -        774,197
5,950 May Department Stores Company                      06/15/21           9.875                    -      6,286,294      6,286,294
  980 Sears Roebuck Acceptance Corp.                     03/20/03           6.000              942,744              -        942,744
2,000 Shopko Stores                                      03/15/22           9.250                    -      1,787,818      1,787,818
  100 Wal-Mart Stores Inc.                               06/29/11           8.875              103,329              -        103,329
                                                                                          ------------------------------------------
                                                                                             3,190,761      8,074,112     11,264,873
                                                                                          ------------------------------------------

      Telecommunications - 2.30%
1,180 AT&T Corp.                                         03/15/04           5.625            1,113,768              -      1,113,768
  450 Carolina Telephone & Telegraph Co.                 05/01/03           6.125              436,342              -        436,342
2,000 US West Capital Funding Incorporated               07/15/08           6.375                    -      1,817,498      1,817,498
2,210 Vodafone AirTouch PLC                              02/15/10           7.750            2,207,702              -      2,207,702
2,805 Worldcom Inc.                                 04/01/04 to 05/15/06  7.550 to 8.000     1,330,072      1,516,023      2,846,095
                                                                                          ------------------------------------------
                                                                                             5,087,884      3,333,521      8,421,405
                                                                                          ------------------------------------------

      Tobacco - 0.56%
2,365 Phillip Morris Companies Incorporated              01/15/27           7.750                    -      2,037,197      2,037,197
                                                                                          ------------------------------------------

      Transportation Services - 0.20%
2,400 Laidlaw Incorporated                               05/15/06           7.650                    -        720,000        720,000
                                                                                          ------------------------------------------

      Utilities - 3.89%
2,440 AES Corporation                                    06/01/09           9.500                    -      2,458,300      2,458,300
5,000 Commonwealth Edison Company                        06/15/20           9.875                    -      5,416,380      5,416,380
3,276 Marlin Water Tr Marlin Water Capital               12/15/01           7.090                    -      3,244,590      3,244,590
  700 New York State Electric & Gas Corp.                05/01/20           9.875              730,360              -        730,360
  780 Southern Investments PLC                           12/01/06           6.800              715,962              -        715,962
1,075 TXU Eastern Funding Co                             05/15/05           6.450            1,004,547              -      1,004,547
  650 Virginia Electric & Power Co                  04/01/21 to 03/01/25  8.250 to 8.750       650,456              -        650,456
                                                                                          ------------------------------------------
                                                                                             3,101,325     11,119,270     14,220,595
                                                                                          ------------------------------------------

      Wireless Telecommunications - 0.83%
3,100 Nextel International Incorporated                  08/01/10           12.750                   -      3,030,250      3,030,250
                                                                                          ------------------------------------------

      Yankee - 6.62%
2,318 Abbey National Capital                             12/29/49           8.963                    -      2,317,397      2,317,397
2,225 HSBC Capital Funding LLP                           12/31/49           10.176                   -      2,402,693      2,402,693
3,500 Imperial Tobacco Overseas BV(1)                    04/01/09           7.125                    -      3,109,050      3,109,050
7,300 Loewen Group International Incorporated       10/15/03 to 06/01/08  7.600 to 8.250             -      2,649,000      2,649,000
1,565 Metronet Communications Corporation                08/15/07           12.000                   -      1,758,289      1,758,289
3,000 Petroleum Geo Services                             07/15/29           8.150                    -      2,837,064      2,837,064
2,000 Rogers Cantel Incorporated                         06/01/08           9.375                    -      2,075,000      2,075,000
2,000 Royal Bank Scotland Group PLC                      03/31/49           8.817                    -      2,059,726      2,059,726
4,000 Socgen Real Estate LLC 144A                        12/29/49           7.640                    -      3,673,624      3,673,624
1,285 Trinidad & Tobago Republic                         10/01/09           9.875                    -      1,336,400      1,336,400
                                                                                          ------------------------------------------
                                                                                                     -     24,218,243     24,218,243
                                                                                          ------------------------------------------
      Total Corporate Bonds/Notes (cost--$237,521,994)                                      59,057,450    166,503,245    225,560,695
                                                                                          ------------------------------------------
      ASSET BACKED SECURITIES - 2.45%
  720 Aames Mortgage Trust Series
      1996-D, Class A1G                                  03/15/29           7.320              700,042              -        700,042
1,970 California Infrastructure
      Series 1997-1, Class A5                            06/25/04           6.250            1,942,282              -      1,942,282
1,176 EMAC Trust Series 1998-1, Class 1A                 07/15/03           6.110            1,150,129              -      1,150,129
  525 Green Tree Financial Corp.
      Series 1996-3, Class A4                            05/15/27           7.100              522,590              -        522,590
1,000 Ikon Receivables LLC Series
      1999-1, Class A3                                   05/15/05           5.990              989,430              -        989,430
  165 Money Store Home Equity
      Trust Series 1996-D, Class A6                      06/15/21           6.830              164,440              -        164,440
  240 Money Store Home Equity
      Trust Series 1997-A, Class A6                      10/15/21           7.210              238,840              -        238,840
  191 Money Store Home Equity
      Trust Series 1997-C, Class AH5                     02/15/15           6.590              190,164              -        190,164
  955 Team Fleet Financing Corp.
      Series 1998-2, Class A                             07/25/02           6.070              943,808              -        943,808
  600 UCFC Loan Trust Series 1996-B1, Class A7           11/15/27           8.200              589,594              -        589,594
                                                                                        --------------------------------------------
      Total Asset Backed Securities (cost-$9,097,839)                                        7,431,319              -      7,431,319
                                                                                        --------------------------------------------

      PREFERRED STOCK - 1.92%
 *160 California Federal Preferred Capital Corporation                                               -      3,480,000      3,480,000
    4 Centaur Funding                                                                                -      3,542,658      3,542,658
                                                                                        --------------------------------------------
      Total Preferred Stock (cost-$7,500,000)                                                        -      7,022,658      7,022,658
                                                                                        --------------------------------------------

 INTERNATIONAL GOVERNMENT AND AGENCY OBLIGATION - 0.27%

                                                                                                                        PRO FORMA
  COMBINED                                                                                    PACE                     COMBINED PACE
 PRINCIPAL                                                                                INTERMEDIATE   PW INVESTMENT INTERMEDIATE
   AMOUNT                                                                                 FIXED INCOME   GRADE INCOME  FIXED INCOME
   (000)                                                 MATURITY DATES   INTEREST RATES  INVESTMENTS        FUND       INVESTMENTS
-------------                                            ---------------------------------------------------------------------------
1,000 United Mexican States                              02/01/06           8.500                    -        997,000        997,000
                                                                                         -------------------------------------------

       SHORT-TERM U.S. GOVERNMENT
       AGENCY OBLIGATION - 4.91%
18,000 Federal Home Loan Bank
       Consolidated Discount Note                        08/11/00           6.380                    -     17,968,100     17,968,100
                                                                                         -------------------------------------------
       REPURCHASE AGREEMENTS - 4.59%
10,000 Repurchase Agreement dated
       07/31/00 with Dresdner Bank AG
       collateralized by $9,710,000 U.S.
       Treasury Bond, 6.625% due 08/15/23;
       (value--$10,248,852); proceeds: $10,001,817       08/01/00           6.540                    -     10,000,000     10,000,000

3,953  Repurchase Agreement dated 07/31/00
       with SG Cowen Securities Group,
       collateralized by $3,859,000 U.S.
       Treasury Notes, 6.875% due 05/15/06;
       (value--$4,032,655); proceeds: $3,953,714         08/01/00           6.500                    -      3,953,000      3,953,000

2,844  Repurchase Agreement dated 07/31/00
       with State Street Bank & Trust Co.,
       collateralized by $836,636 U.S.
       Treasury Notes, 6.625% due 03/31/02;
       (value--$857,551) and
       $1,589,127 U.S. Treasury Bonds,
       8.125% due 08/15/19; (value--$2,044,014);
       proceeds: $2,844,415                              08/01/00           5.250            2,844,000              -      2,844,000
                                                                                          ------------------------------------------
      Total Repurchase Agreements (cost-$16,797,000)                                         2,844,000     13,953,000     16,797,000
                                                                                          ------------------------------------------



      Total Investments (cost--$407,445,261) -- 106.20%                                   131,946,358     256,680,628   388,626,986
      Other assets (liabilities) in excess
      of (liabilities) other assets -- (6.20)%                                              2,156,001     (24,827,449)  (22,671,448)
                                                                                     -----------------------------------------------
      Net Assets -- 100.00%                                                               $134,102,359   $231,853,179   $365,955,538
                                                                                     ===============================================


-------------
ARM Adjustible Rate Mortgage--The interest rates shown are the current rate as of July 31, 2000.
FDIC   Federal Deposit Insurance Corporation.
MTN    Medium Term Notes.
REMIC  Real Estate Mortgage Investment Conduit.
(1)    Security, or portion thereof, was on loan at July 31, 2000.
* Investment Grade Income Fund still holds the preferred stock of California Federal Preferred Capital Corporation at November 30, 2000. These securities are not compatible with the holdings of PACE Intermediate Fixed Income Fund. If Investment Grade Income Fund's shareholders approve the Reorganization, these securities must be sold before the Reorganization is effected.

            See accompanying notes to pro forma financial statements.

PACE INTERMEDIATE FIXED INCOME INVESTMENTS
PAINEWEBBER INVESTMENT GRADE INCOME FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Investment Grade Income Fund ("Investment Grade"), PACE Intermediate Fixed Income Investments ("Intermediate Fixed Income") would acquire the assets of Investment Grade in exchange solely for the assumption by Intermediate Fixed Income of Investment Grade's assets and stated liabilities and shares of Intermediate Fixed Income that correspond to the outstanding shares of Investment Grade. The number of shares to be received would be based on the relative net asset value of Intermediate Fixed Income's shares on the effective date of the Plan and Investment Grade will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Intermediate Fixed Income and Investment Grade at July 31, 2000 and the combined results of operations of Intermediate Fixed Income and Investment Grade (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will increase due to the higher fee schedule, net of waivers, of Intermediate Fixed Income. However, after anticipated savings in other expenses of the Fund (due to the elimination of duplicative expenses) and the management fee waiver/expense reimbursement, shareholders of each class of shares of Investment Grade will not experience an increase in total expenses. Investment Grade currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, Intermediate Fixed Income does not. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $185,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last

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available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-adviser. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.